Cover Page	Aug. 21, 2020	Apr. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 21, 2020
Entity Registrant Name	REALTY INCOME CORPORATION
Entity Central Index Key		0000726728
Amendment Flag		false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13374
Entity Tax Identification Number	33-0580106
Entity Address, Address Line One	11995 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	284-5000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	O
Security Exchange Name	NYSE
Entity Emerging Growth Company	false